SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of fair value of stock options granted [Table Text Block]
	2021	2020
Risk-free interest rate	0.71 - 1.42%	0.34 - 1.29%
Annualized volatility	100%	100%
Expected dividend yield	0.00%	0.00%
Expected life	5 years	2 - 5 years

Disclosure of changes in stock options outstanding and exercisable [Table Text Block]
	Stock options outstanding and exercisable	Weight average exercise price
	#	$
As at December 31, 2019	-	-
Granted	4,206,667	1.73
Cancelled	(40,000)	1.35
As at December 31, 2020	4,166,667	1.73
Granted	1,148,333	1.05
Cancelled	(1,599,999)	1.89
As at December 31, 2021	3,715,001	1.45

As at December 31, 2020	4,166,667	1.73
As at December 31, 2021	3,715,001	1.45

Disclosure of stock options outstanding and exercisable [Table Text Block]
Options outstanding and exercisable	Weighted average exercise price	Expiry date	Weighted average remaining life (years)
#	$
66,667	1.35	June 1, 2022	0.67
1,750,001	1.35	January 30, 2025	3.34
750,000	2.34	August 5, 2025	3.85
33,333	1.35	August 5, 2026	4.85
900,000	1.06	October 25, 2026	4.82
215,000	0.95	October 28, 2026	4.83
3,715,001	1.45		3.68

Disclosure of fair value of warrants granted [Table Text Block]
	2021	2020	2019
Risk-free interest rate	0.88%	N/A	N/A
Annualized volatility	100%	N/A	N/A
Expected dividend yield	0.00%	N/A	N/A
Expected life	2 years	N/A	N/A

Disclosure of changes in warrants outstanding and exercisable [Table Text Block]
	Warrants outstanding and exercisable	Weight average exercise price
	#	$
As at inception	-	-
Issued	2,470,552	2.19
As at December 31, 2019	2,470,552	2.19
Issued	6,414,807	1.80
Exercised	(42,967)	1.80
Expired	(506,400)	2.76
As at December 31, 2020	8,335,992	1.86
Issued	122,727	1.75
As at December 31, 2021 and 2020	8,458,719	1.86

Disclosure of warrants outstanding and exercisable [Table Text Block]
Warrants outstanding and exercisable	Weighted average exercise price	Expiry date	Weighted average remaining life (years)
#	$
189,934	2.25	January 17, 2022	0.05
266,760	2.25	January 27, 2022	0.07
200,589	2.25	July 10, 2022	0.52
3,882,667	1.50	July 13, 2022	0.53
759,605	2.25	July 16, 2022	0.54
953,564	2.25	July 28, 2022	0.57
161,688	2.25	August 5, 2022	0.59
1,921,185	1.80	December 19, 2022	0.97
122,727	1.75	October 18, 2023	1.80
8,458,719	1.86		0.63